Related Party Balances and Transactions - Acceptance of services (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Acceptance of advertising service	¥ 4,491	¥ 87,685
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	3,803	4,159
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	472
Tianjin Boyou Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	¥ 217	1,594
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service		61,171
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service		20,404
Beijing Yiche Information Science and Technology Co., Ltd
Related Party Transaction [Line Items]
Acceptance of advertising service		234
Shanghai Yiju Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service		¥ 123